Contingent liabilities and commitments - Schedule of Contingent Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2019	Dec. 31, 2018
Contingent liabilities
Acceptances and endorsements	£ 74	£ 194
Other items serving as direct credit substitutes	1,042	632
Performance bonds and other transaction-related contingencies	2,462	2,425
Total Contingent liabilities	3,504	3,057
Total contingent liabilities	£ 3,578	£ 3,251